SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
Impact of Share Options and Restricted Shares

The share-based compensation cost for the Group was recognized as follows:

	Year Ended December 31,
	2016	2015	2014
Share-based compensation cost:
2006 Share Incentive Plan	$—	$—	$1,071
2011 Share Incentive Plan	16,399	13,734	11,505
MCP Share Incentive Plan	2,088	7,093	7,825

Total share-based compensation expenses recognized in general and administrative expenses	$18,487	$20,827	$20,401

2006 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the 2006 Share Incentive Plan for the year ended December 31, 2016, is presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2016	11,657,403	$1.61
Exercised	(1,743,609)	1.74

Outstanding as of December 31, 2016	9,913,794	$1.58	2.52	$36,846

Fully vested as of December 31, 2016	9,913,794	$1.58	2.52	$36,846

Exercisable as of December 31, 2016	9,913,794	$1.58	2.52	$36,846

The following is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2016	2015	2014
Proceeds from the exercise of share options	$3,036	$1,904	$1,758

Intrinsic value of share options exercised	$6,205	$5,152	$5,472

2011 Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2016, is presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2016	6,272,967	$7.98
Granted	4,951,014	5.74
Granted under modification	4,572,234	5.76
Canceled under modification	(4,572,234)	9.02
Exercised	(46,320)	4.70
Forfeited	(272,537)	7.37
Expired	(52,773)	8.42

Outstanding as of December 31, 2016	10,852,351	$5.61	8.00	$887

Vested as of December 31, 2016	1,447,767	$4.70	5.24	$873

Expected to vest as of December 31, 2016	9,404,584	$5.75	8.43	$14

Exercisable as of December 31, 2016	1,447,767	$4.70	5.24	$873

The following is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2016	2015	2014
Weighted average grant date fair value (excluding options granted under modification)	$2.29	$3.45	$7.11

Proceeds from the exercise of share options	$218	$511	$397

Intrinsic value of share options exercised	$28	$98	$232

Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value of share options granted under the 2011 Share Incentive Plan was estimated on the date of grant using the following weighted average assumptions:

	Year Ended December 31,
	2016	2015	2014
Expected dividend yield	1.00%	1.40%	1.11%
Expected stock price volatility	46.08%	57.86%	69.56%
Risk-free interest rate	1.47%	1.59%	2.04%
Expected term (years)	5.6	6.1	6.1

Summary of Restricted Shares Activity

A summary of restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2016, is presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested as of January 1, 2016	2,234,690	$8.80
Granted	3,160,176	5.74
Vested	(321,531)	8.56
Forfeited	(182,238)	6.95

Unvested as of December 31, 2016	4,891,097	$6.91

The following is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2016	2015	2014
Weighted average grant date fair value	$5.74	$7.24	$12.42

Grant date fair value of restricted shares vested	$2,751	$3,809	$3,821

MCP Share Incentive Plan [Member]
Summary of Share Options Activity

A summary of share options activity under the MCP Share Incentive Plan for the year ended December 31, 2016, is presented below:

	Number of Share Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2016	124,710,632	$0.17
Forfeited	(6,850,299)	0.19
Canceled under Option Exchange Program	(96,593,629)	0.17
Expired	(8,891,994)	0.18

Outstanding as of December 31, 2016	12,374,710	$0.11	7.86	$44

Vested as of December 31, 2016	7,277,311	$0.15	7.15	$11

Expected to vest as of December 31, 2016	5,097,399	$0.07	8.88	$33

Exercisable as of December 31, 2016	7,277,311	$0.15	7.15	$11

The following is provided for share options under the MCP Share Incentive Plan:

	Year Ended December 31,
	2016	2015	2014
Weighted average grant date fair value	$—	$0.03	$0.14

Summary of Assumptions Used to Estimate Fair Value of Stock Options

The fair value of share options granted under the MCP Share Incentive Plan was estimated on the date of grant using the following weighted average assumptions:

	Year Ended December 31,
	2015	2014
Expected dividend yield	—	—
Expected stock price volatility	45.00%	40.00%
Risk-free interest rate	4.08%	3.77%
Expected term (years)	5.4	5.2

Summary of Restricted Shares Activity

A summary of restricted shares activity under the MCP Share Incentive Plan for the year ended December 31, 2016, is presented below:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value per Share
Unvested as of January 1, 2016	28,531,215	$0.17
Granted under Option Exchange Program	43,700,116	0.09
Vested	(19,541,800)	0.17
Forfeited	(3,433,823)	0.20

Unvested as of December 31, 2016	49,255,708	$0.09

The following is provided for restricted shares under the MCP Share Incentive Plan:

	Year Ended December 31,
	2016	2015	2014
Weighted average grant date fair value	$—	$0.08	$0.29

Grant date fair value of restricted shares vested	$3,280	$6,989	$—